Leases - Summary of Lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Lease liabilities [abstract]
Lease liabilities - current	$ 1,187	$ 741
Lease liabilities - non-current	6,096	1,843
Total lease liabilities	$ 7,283	$ 2,584